SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

21.SHARE-BASED PAYMENTS

The Company has five different forms of share-based payments for eligible recipients – stock options, restricted share units (“RSUs”), deferred share units (“DSUs”), performance share units (“PSUs”), and bonus shares. The bonus shares have fully vested but have not yet been issued.

	Year ended	Year ended
	December 31,	December 31,
Share- based payments expense	2025	2024
Stock options (note 21(a))	$1,423	$1,276
Restricted share units (note 21(b))	2,416	1,369
Deferred share units (note 21(c))	776	731
Performance share units (note 21(d))	4,861	1,439
Share based payments expense	$9,476	$4,815

(a)	Stock options

Stock options granted by the Company have a five-year life, with one third each vesting one, two, and three years after grant date.

	2025			2024
		Average			Average
		exercise			exercise
Stock options outstanding	Number	price		Number	price
Outstanding, January 1	3,570,471	C$	4.95	5,523,297	C$	4.93
Granted	507,165		13.76	651,955		5.13
Exercised	(1,946,249)		4.45	(1,508,214)		2.82
Expired, forfeited or cancelled	(51,432)		5.97	(1,096,567)		7.86
Outstanding, December 31	2,079,955	C$	7.55	3,570,471	C$	4.95

Vested, December 31	1,065,426	C$	5.60	2,360,556	C$	4.64

The stock options granted during the year ended December 31, 2025 had a grant date fair value of C$3.1 million ($2.2 million) using the Black Scholes option pricing model with the following weighted average assumptions:

●	Share price at grant date ranging from C$13.10 to C$17.80, expected volatility 48%, expected life - 5 years, risk free interest rates ranging from 2.7% to 3.0% and expected dividends – nil.

The stock options granted during the year ended December 31, 2024 had a grant date fair value of C$1.6 million ($1.2 million) using the Black Scholes option pricing model with the following weighted average assumptions:

●	Share price at grant date – C$5.13, expected volatility 50%, expected life – 5 years, risk free interest rate 3.5% and expected dividends – nil.
●	The stock options outstanding at December 31, 2025, were as follows:

	Weighted
	average remaining	Range of exercise			Number
Weighted average remaining contractual life	life (years)	prices (C$)			outstanding
Less than 3 months	0.1	$6.58	–	7.43	3,438
	0.2	$4.80	–	$5.13	270,351
	0.2	$13.10			3,724
13 to 24 months	1.3	$4.78	–	$5.98	476,961
	1.5	$3.71	–	$3.88	26,580
25 to 36 months	2.2	$6.07	–	$6.58	294,843
More than 3 years	3.2	$5.13			506,168
	4.5	$13.10	–	$13.96	370,432
	4.5	$15.18	–	$15.81	111,705
	4.9	$17.80			15,753
	2.5	$3.71	–	$17.80	2,079,955

Options exercised

During the year ended December 31, 2025, option holders exercised 1,946,249 stock options (2024 – 1,508,214). The weighted average share price at the dates of exercise was C$13.07 per share (2024 – C$5.60). We determined the share price using the closing market price of our common shares on the relevant exercise settlement dates.

(b)	Restricted share units (“RSUs”)

RSUs awarded by the Company typically vest one-third each one, two, and three years after award date.

Number of RSUs outstanding:	2025	2024
Outstanding, January 1	821,040	580,219
Awarded	392,246	409,014
Vested and settled	(213,750)	(161,343)
Forfeitures	(44,670)	(6,850)
Outstanding, December 31	954,866	821,040

		Number vesting in the year
Number of RSUs outstanding:	Total	2024	2025	2026	2027	2028
Outstanding, December 31, 2024	821,040	—	469,729	221,450	129,861	—
Outstanding, December 31, 2025	954,866	—	260,991	338,925	245,155	109,795

Restricted Share Units (“RSUs”) are valued based on the closing price of the Company’s common shares on the trading day immediately prior to award. All RSU’s outstanding were accounted for as equity-settled, as none were settled in cash.

We measured the fair value of our RSUs awarded during the year using the observable market price of our common shares on the measurement date. The weighted average price of RSUs awarded during 2025 was C$13.11 (2024 – C$5.14).

(c)	Deferred share units (“DSUs”)

DSUs are awarded by the Company to directors. These DSUs vest immediately but are not settled until the end of the director’s tenure. They may be settled in cash or common shares at the option of the Company. DSUs are valued using the closing price of the Company’s common shares immediately prior to award.

Number of DSUs outstanding:	2025	2024
Outstanding, January 1	894,903	701,927
Awarded and vested immediately	82,081	192,976
Settled	(152,507)	—
Outstanding, December 31	824,477	894,903

Vested, December 31	824,477	894,903

We measured the fair value of our DSUs awarded during the year using the observable market price of our common shares on the measurement date. The weighted average price of DSUs awarded during 2025 was C$13.52 (2024 – C$5.13).

(d)Performance share units (“PSUs”)

In March 2023, the Board of Directors approved a PSU plan for certain officers of the Company. The PSUs cliff vest after three years and are settled in cash. The cash payment upon vesting will be based on the number of PSUs, multiplied by the five-day volume weighted average price of the Company’s shares upon vesting, which is then multiplied by a “performance percentage”. The performance percentage ranges from 0% to 200% based on the Company’s total shareholder return compared to a peer group, consisting of the constituents of the S&P/TSX Global Gold Index.

We recognize share-based compensation expense related to these PSUs over the vesting period. We charge or credit to earnings at each reporting period the change in fair value of the PSU liability. This fair value is generally dependent on quoted market values of the Company and the peer group, the lapsed portion of the vesting period, the number of PSUs expected to vest, and the expected performance percentage.

We valued our PSU liabilities using a Monte Carlo model leading to a standard error of less than 1%. As at December 31, 2025, the PSU liability totaled $6.5 million of which $2.3 million was included in trade payables and accrued liabilities and $4.2 million was included in other long term liabilities (December 31, 2024 – $1.5 million included under long term liabilities).

On March 28, 2025, the Company awarded a total of 160,637 PSUs.

Number of PSUs outstanding:	2025	2024
Outstanding, January 1	522,876	198,737
Awarded during the year	160,637	324,139
Outstanding, December 31	683,513	522,876

Vested, December 31	—	—

(e)Bonus shares

There are 500,000 common shares which were awarded to the non‐executive Chairman of the Company as bonus shares, which vested on June 18, 2020. Although the bonus shares have vested, they will become issuable (1) when the non‐executive Chairman ceases to act as a director of the Company, or (2) upon a change of control of the Company.